EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

21  – EQUITY

21.1        Number of shares:

	Number of shares subscribed at nominal value		Number of shares paid in		Number of voting shares
Series	2020	2019	2020	2019	2020	2019
A	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301
B	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303

21.1.1     Equity:

	Subscribed Capital		Paid-in capital
Series	2020	2019	2020	2019
	ThCh$	ThCh$	ThCh$	ThCh$
A	135,379,504	135,379,504	135,379,504	135,379,504
B	135,358,070	135,358,070	135,358,070	135,358,070
Total	270,737,574	270,737,574	270,737,574	270,737,574

21.1.2     Rights of each series:

•	Series A : Elects 12 of the 14 Directors.
•	Series B : Receives an additional 10% of dividends distributed to Series A and elects 2 of the 14 Directors.

21.2        Dividend policy

According to Chilean law, cash dividends must be paid equal to at least 30% of annual net profit, barring a unanimous vote by shareholders to the contrary. If there is no net profit in a given year, the Company will not be legally obligated to pay dividends from retained earnings. At the ordinary Shareholders’ Meeting held in April 2020, the shareholders agreed to pay out of the 2019 earnings a final dividend and another  additional dividend to the 30% required by Chile’s Law 18,046.

Pursuant to Circular Letter N° 1,945 of the Chilean Financial Market Commission (CMF) dated September 29, 2009, the Company’s Board of Directors decided to maintain the initial adjustments from adopting IFRS as accumulated earnings for future distribution.

The dividends declared and paid per share are presented below:

			Profits
		Dividend	imputable to	Ch$ per Series	Ch$ per Series
Periods		type	dividends	A Share	B Share
2018	January	Interim	2017 Earnings	21.50	23.65
2018	May	Final	2017 Earnings	21.50	23.65
2018	August	Additional	Accumulated Earnings	21.50	23.65
2018	October	Interim	2018 Earnings	21.50	23.65
2019	January	Interim	2018 Earnings	21.50	23.65
2019	May	Final	2018 Earnings	21.50	23.65
2019	August	Additional	Accumulated Earnings	21.50	23.65
2019	October	Interim	2019 Earnings	21.50	23.65
2020	January	Interim	2019 Earnings	22.60	24.86
2020	May	Final	2019 Earnings	26.00	28.60
2020	August	Additional	Accumulated Earnings	26.60	28.60
2020	November	Interim	2020 Earnings	26.60	28.60
2021	January	Interim	2020 Earnings	26.60	28.60

21.3        Other Reserves

The balance of other reserves includes the following:

Description	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(517,496,486)	(339,076,340)	(306,674,528)
Cash flow hedge reserve	(24,719,533)	(14,850,683)	(13,668,932)
Reserve for employee benefit actuarial gains or losses	(4,663,193)	(2,230,752)	(1,954,077)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	(113,727,586)	76,993,851	110,854,089

21.3.1     Polar acquisition

This amount corresponds to the difference between the valuation at fair value of the issuance of shares of Embotelladora Andina S.A. and the book value of the paid capital of Embotelladoras Coca-Cola Polar S-A., which was finally the value of the capital increase notarized in legal terms.

21.3.2     Cash flow hedge reserve

They arise from the fair value of the existing derivative contracts that have been qualified for hedge accounting at the end of each financial period. When contracts are expired, these reserves are adjusted and recognized in the income statement in the corresponding period (see Note 22).

21.3.3     Reserve for employee benefit actuarial gains or losses

Corresponds to the restatement effect of employee benefits actuarial losses that according to IAS 19 amendments must be carried to other comprehensive income.

21.3.4     Legal and statutory reserves

In accordance with Official Circular N° 456 issued by the Chilean Financial Market Commission (CMF), the legally required price-level restatement of paid-in capital for 2009 is presented as part of other equity reserves and is accounted for as a capitalization from Other Reserves with no impact on net income or retained earnings under IFRS. This amount totaled CLP 5,435,538 thousand as of December 31, 2009.

21.3.5     Foreign currency translation reserves

This corresponds to the conversion of the financial statements of foreign subsidiaries whose functional currency is different from the presentation currency of the Consolidated Financial Statements. Additionally, exchange differences between accounts receivable kept by the companies in Chile with foreign subsidiaries are presented in this account, which have been treated as investment equivalents accounted for using the equity method, Translation reserves are detailed as follows:

Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Brazil	(187,071,599)	(102,922,548)	(99,990,343)
Argentina	(291,332,402)	(246,415,922)	(201,118,180)
Paraguay	(22,506,692)	6,133,700	8,623,849
Exchange rate differences in related companies	(16,585,793)	4,128,430	(14,189,854)
Total	(517,496,486)	(339,076,340)	(306,674,528)

The movement of this reserve for the periods ended on the dates indicated below, is detailed as follows:

Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Brazil	(104,863,274)	15,386,079	(10,313,069)
Argentina	(44,916,480)	(45,297,742)	(72,770,068)
Paraguay	(28,640,392)	(2,490,149)	13,486,181
Exchange rate differences in related companies	—	—	—
Total	(178,420,146)	(32,401,812)	(69,596,956)

21.3.6     Consolidated statements of comprehensive income

The detail of the comprehensive income and expense for the periods ended on the dates indicated below, is detailed as follows:

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(12,203,755)	2,334,037	(9,869,718)
Exchange rate translation differences (1)	(264,119,093)	84,571,922	(179,547,171)
Benefit relate to defined benefit plans	(3,146,362)	849,518	(2,296,844)
Total Comprenhensive income as of December 31, 2020	(279,469,210)	87,755,477	(191,713,733)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(1,865,233)	683,482	(1,181,751)
Exchange rate translation differences (1)	(41,844,584)	9,295,546	(32,549,038)
Benefit relate to defined benefit plans	(379,007)	102,332	(276,675)
Total Comprenhensive income as of December 31, 2019	(44,088,824)	10,081,360	(34,007,464)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(13,151,841)	2,554,551	(10,597,290)
Exchange rate translation differences (1)	(72,455,525)	2,476,204	(69,979,321)
Benefit relate to defined benefit plans	(63,463)	16,184	(47,279)
Total Comprenhensive income as of December 31, 2018	(85,670,829)	5,046,939	(80,623,890)

(1)These concepts will be reclassified to the statements of income when it is settled,

The movement of comprehensive income and expense is as follows:

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2020:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(11,029,171)	(264,119,093)	(3,338,354)
Deferred taxes	2,029,363	84,571,923	901,356
Reclassification to the result by function	(869,910)	—	1,401,536
Reclassification of deferred taxes related to other reserves	—	—	—
Total Changes in Equity	(9,869,718)	(179,547,170)	(2,296,845)
Majority Equity holders	(9,686,850)	(178,420,146)	(2,432,441)
Non-Controlling interests	(868)	(1,127,024)	135,596
Total Changes in equity as of December 31, 2020	(9,869,718)	(179,547,170)	(2,296,845)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2019:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(1,724,004)	(41,844,584)	53,511
Deferred taxes	340,835	9,295,546	(14,448)
Reclassification to the result by function	118,779	—	(432,518)
Reclassification of deferred taxes related to other reserves	82,639	—	116,780
Total Changes in Equity	(1,181,751)	(32,549,038)	(276,675)
Major Equity holders	(1,181,751)	(32,401,812)	(276,675)
Non-Controlling interests	—	(147,226)	—
Total Changes in equity as of December 31, 2019	(1,181,751)	(32,549,038)	(276,675)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2018:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(63,699,788)	(72,455,525)	(334,508)
Deferred taxes	20,217,065	2,476,204	89,366
Reclassification to the result by function	48,415,956	—	271,045
Reclassification of deferred taxes related to other reserves	(15,530,523)	—	(73,182)
Total Changes in Equity	(10,597,290)	(69,979,321)	(47,279)
Major Equity holders	(10,597,290)	(69,592,296)	(43,150)
Non-Controlling interests	—	(387,025)	(4,129)
Total Changes in equity as of December 31, 2018	(10,597,290)	(69,979,321)	(47,279)

21.4        Non-controlling interests

This is the recognition of the portion of equity and income from subsidiaries owned by third parties.This account is detailed as follows:

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2020	2019	2018	2020	2019	2018	2020	2019	2018
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	23,662	26,342	23,260	2,312	4,183	3,633
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,349	2,290	2,113	244	409	96
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,037,332	5,368,470	5,378,074	791,576	622,188	556,112
Vital S.A.	35.0000	35.0000	35.0000	8,176,999	7,904,741	7,674,785	285,269	263,442	271,063
Vital Aguas S.A.	33.5000	33.5000	33.5000	1,912,023	1,803,884	1,986,493	109,110	105,870	36,696
Envases Central S.A.	40.7300	40.7300	40.7300	5,227,112	5,148,531	4,836,892	(70,996)	528,205	(20,225)
Total				20,379,477	20,254,258	19,901,617	1,117,515	1,524,297	847,375

The following tables presents summarized information regarding the Company´s subsidiaries owned by third parties:

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2020	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	65,077,621	6,212,726	44,658,550	21,175,722	3,798,228	15,600,566
Total non-current assets	140,891,069	8,247,288	226,241,150	14,306,662	7,297,306	18,205,899
Total current liabilities	56,982,545	2,733,092	24,337,015	11,812,384	3,897,100	13,908,411
Total non-current liabilities	10,226,241	491,364	14,399,594	307,146	1,490,904	7,064,568
Net sales	309,936,060	15,148,572	157,152,584	42,955,659	12,929,160	62,267,424
Net Income	13,386,097	1,168,507	36,482,572	815,053	325,700	(174,313)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2019	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	73,309,861	4,350,074	41,266,559	18,534,272	5,266,575	16,265,862
Total non-current assets	160,885,628	9,433,294	248,309,451	15,475,979	8,527,624	20,903,184
Total current liabilities	66,987,371	2,212,255	25,990,081	11,150,695	5,794,282	18,732,369
Total non-current liabilities	12,732,620	618,031	16,161,177	274,583	2,615,188	5,796,119
Net sales	384,856,368	18,509,124	158,892,010	46,818,385	18,201,656	70,633,817
Net Income	24,531,815	1,954,024	28,675,727	752,692	316,031	1,296,840

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2018	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	78,222,876	4,329,932	37,309,706	16,005,424	4,616,490	13,737,336
Total non-current assets	156,224,157	9,251,880	248,751,791	16,969,708	5,287,639	12,239,333
Total current liabilities	82,148,269	2,309,810	21,870,719	11,018,878	3,803,117	13,063,735
Total non-current liabilities	15,897,476	1,169,270	16,323,385	28,298	171,184	1,041,400
Net sales	406,216,738	16,034,964	149,588,252	56,724,318	15,859,403	59,433,099
Net Income	21,304,406	458,980	25,630,364	774,466	109,539	(112,302)

21.5        Earnings per share

The basic earnings per share presented in the statement of comprehensive income is calculated as the quotient between income for the period and the average number of shares outstanding during the same period.

Earnings per share used to calculate basic and diluted earnings per share is detailed as follows:

Earnings per share	12.31.2020
	SERIES A	SERIES B
Earnings attributable to shareholders (CLP 000’s)	58,095,636	63,904,169
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	122.75	135.02

Earnings per share	12.31.2019
	SERIES A	SERIES B
Earnings attributable to shareholders (CLP 000’s)	82,725,427	90,996,501
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	174.79	192.27

Earnings per share	12.31.2018
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	46,001,994	50,601,377
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	97.20	106.92